Deposits	3 Months Ended
Jan. 31, 2024
Text Block [Abstract]
Deposits
11.	Deposits

	As at
	January 31, 2024						October 31 2023
	Payable on demand (1)		Payable after notice (2)		Payable on a fixed date (3)
($ millions)	Interest- bearing	Non-interest- bearing				Total	Total
Personal	$5,070	$10,515	$146,100		$130,891	$292,576	$288,617
Business and government	158,179	31,184	47,509		360,242	597,114	612,267
Financial institutions	12,185	960	2,227		34,711	50,083	51,449
	$175,434	$42,659	$195,836	(4)	$525,844	$939,773	$952,333
Recorded in:
Canada	$127,056	$22,495	$159,392		$363,261	$672,204	$679,196
United States	39,484	38	4		56,515	96,041	96,807
United Kingdom	–	–	238		25,180	25,418	21,562
Mexico	–	7,482	14,296		20,129	41,907	41,424
Peru	4,102	270	5,457		5,762	15,591	15,860
Chile	1,126	4,898	145		15,887	22,056	23,724
Colombia	37	523	3,786		5,195	9,541	9,580
Other International	3,629	6,953	12,518		33,915	57,015	64,180
Total (5)	$175,434	$42,659	$195,836		$525,844	$939,773	$952,333
(1)	Deposits payable on demand include all deposits for which the Bank does not have the right to notice of withdrawal, generally chequing accounts.
(2)	Deposits payable after notice include all deposits for which the Bank requires notice of withdrawal, generally savings accounts.
(3)	All deposits that mature on a specified date, generally term deposits, guaranteed investments certificates and similar instruments.
(4)	Includes $123 (October 31, 2023 – $123) of non-interest-bearing deposits.
(5)
Deposits denominated in U.S. dollars amount to $306,198 (October 31, 2023 – $320,088), deposits denominated in Chilean pesos amount to $18,559 (October 31, 2023 – $20,200), deposits denominated in Mexican pesos amount to $38,651 (October 31, 2023 – $38,127) and deposits denominated in other foreign currencies amount to $116,160 (October 31, 2023 – $116,926).

The following table presents the maturity schedule for term deposits in Canada greater than $100,000
(1)
.

($ millions)	Within three months	Three to six months	Six to twelve months	One to five years	Over five years	Total
As at January 31, 2024	$69,124	$35,016	$60,356	$127,447	$18,054	$309,997
As at October 31, 2023	$66,726	$39,525	$62,675	$130,384	$19,021	$318,331
(1)	The majority of foreign term deposits are in excess of $100,000.